Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (93.0%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (7.7%)
Bharti Airtel, Ltd.	India	667,720	9,837
Telkom Indonesia Persero Tbk PT	Indonesia	41,945,000	9,200
Tencent Holdings, Ltd.	China	1,382,300	53,944

Total			72,981

Consumer Discretionary (10.9%)
Alibaba Group Holding, Ltd.	China	3,807,500	34,362
Americana Restaurants	United Arab
International PLC	Emirates	6,608,512	5,974
ANTA Sports Products, Ltd.	China	765,800	8,173
China Tourism Group Duty Free Corp., Ltd. - Class A	China	317,586	3,800
China Tourism Group Duty Free Corp., Ltd. - Class H	China	383,100	3,818
Li Auto, Inc. - Class A *	China	477,600	7,322
Maruti Suzuki India, Ltd.	India	74,280	11,225
MercadoLibre, Inc. *	Brazil	6,664	10,076
Midea Group Co., Ltd. - Class A	China	1,758,866	15,716
Zhongsheng Group Holdings, Ltd.	China	1,814,000	3,141

Total			103,607

Consumer Staples (7.3%)
Budweiser Brewing Co. APAC, Ltd.	China	4,221,800	6,225
Fomento Economico Mexicano SAB de CV, ADR	Mexico	128,744	16,772
Hindustan Unilever, Ltd.	India	479,301	13,029
Kweichow Moutai Co., Ltd. - Class A	China	70,673	16,664
Raia Drogasil SA	Brazil	2,944,436	16,068

Total			68,758

Energy (3.9%)
LUKOIL PJSC *,Æ	Russia	225,143	–
NovaTek PJSC *,Æ	Russia	795,201	–
PRIO SA	Brazil	963,419	9,362
Saudi Arabian Oil Co.	Saudi Arabia	984,603	8,073
TotalEnergies SE	France	288,575	19,842

Total			37,277

Financials (23.7%)
AIA Group, Ltd.	Hong Kong	2,356,600	15,815
Al Rajhi Bank	Saudi Arabia	576,473	12,774
B3 SA - Brasil, Bolsa, Balcao	Brazil	4,349,566	10,398
Bank Negara Indonesia Persero Tbk PT	Indonesia	27,331,700	10,182
Bank Rakyat Indonesia Persero Tbk PT	Indonesia	46,581,356	17,804
Cholamandalam Investment and Finance Co., Ltd.	India	372,417	5,173
Credicorp, Ltd.	Peru	38,913	6,593

Common Stocks (93.0%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Grupo Financiero Banorte SAB de CV	Mexico	1,624,351	17,451
HDFC Bank, Ltd.	India	1,318,696	22,942
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	251,492	7,335
Itausa SA - Preference Shares	Brazil	7,384,877	15,461
Kaspi.KZ Joint Stock Co., ADR	Kazakhstan	159,139	20,472
Kotak Mahindra Bank, Ltd.	India	645,745	13,829
Sanlam, Ltd.	South Africa	3,089,811	11,325
Sberbank of Russia PJSC *,Æ	Russia	1,471,064	–
SBI Life Insurance Co., Ltd.	India	1,241,699	22,367
Shinhan Financial Group Co., Ltd.	South Korea	412,057	14,556

Total			224,477

Health Care (1.5%)
Shenzhen Mindray Bio- Medical Electronics Co., Ltd.	China	373,215	14,470

Total			14,470

Industrials (7.1%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	351,650	11,203
Havells India, Ltd.	India	283,258	5,152
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. *	South Korea	102,970	9,197
NARI Technology Co., Ltd. - Class A	China	3,297,898	11,013
Samsung C&T Corp.	South Korea	76,521	9,103
Samsung Engineering Co., Ltd. *	South Korea	592,172	11,088
Sungrow Power Supply Co., Ltd. - Class A	China	731,000	10,442

Total			67,198

Information Technology (21.4%)
Accton Technology Corp.	Taiwan	878,000	12,581
ASM International NV	Netherlands	23,927	14,576
ASML Holding NV	Netherlands	10,366	9,952
Delta Electronics, Inc.	Taiwan	1,080,000	11,571
Globant SA *	United States	38,639	7,801
Maxscend Microelectronics Co., Ltd.	China	311,693	4,334
MediaTek, Inc.	Taiwan	506,000	18,382
Samsung Electronics Co., Ltd.	South Korea	304,844	18,252
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,786,290	91,227
Tata Consultancy Services, Ltd.	India	307,320	14,310

Total			202,986

Emerging Markets Equity Portfolio

Common Stocks (93.0%)	Country	Shares/ Par +	Value $ (000’s)
Materials (5.5%)
Anglo American Platinum, Ltd.	South Africa	118,763	4,815
Grupo Mexico SAB de CV	Mexico	2,041,299	12,092
Southern Copper Corp.	Mexico	191,672	20,417
UltraTech Cement, Ltd.	India	129,963	15,195

Total			52,519

Real Estate (1.5%)
China Resources Land, Ltd.	China	2,934,000	9,299
Godrej Properties, Ltd. *	India	165,338	4,562

Total			13,861

Common Stocks (93.0%)	Country	Shares/ Par +	Value $ (000’s)
Utilities (2.5%)
Power Grid Corp. of India, Ltd.	India	7,083,013	23,522

Total			23,522

Total Common Stocks (Cost: $840,323)			881,656

Preferred Stocks (5.4%)
Information Technology (5.4%)
Samsung Electronics Co., Ltd.	South Korea	1,020,594	50,961

Total			50,961

Total Preferred Stocks (Cost: $41,066)			50,961

Total Investments (98.4%) (Cost: $881,389)@			932,617

Other Assets, Less Liabilities (1.6%)			14,992

Net Assets (100.0%)			947,609

Investments by Country of Risk as a Percentage of Net Assets:
China	21.4%
India	17.0%
Taiwan	14.1%
South Korea	11.9%
Mexico	8.2%
Brazil	6.5%
Other	19.3%

Total	98.4%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $881,389 and the net unrealized appreciation of investments based on that cost was $51,228 which is comprised of $193,204 aggregate gross unrealized appreciation and $141,976 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$—	$50,961	$—
Common Stocks
Consumer Discretionary	10,076	93,531	—
Consumer Staples	32,840	35,918	—
Energy	9,362	27,915	—
Financials	52,924	171,553	—
Information Technology	7,801	195,185	—
Materials	20,417	32,102	—
All Others	—	192,032	—

Total Assets:	$133,420	$799,197	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2024.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1